LEASES	12 Months Ended
May 31, 2024
Leases
LEASES

NOTE 9 – LEASES

As of May 31, 2022, the Company had a lease for laboratory space with a term of one year and a one-year Company renewal option. The Company renewed the lease on a one-year basis in each of the years ended May 31, 2023 and 2024. The Company considers exercise of its renewal options to be probable. Accordingly, it has recorded right of use assets and lease liabilities related to the lease.

The lease agreement does not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments and recording lease liabilities. In determining this rate, the Company estimated the rate of interest it would pay on collateralized loans with similar payment terms, in a similar economic environment, by reference to comparable lessee companies.

Supplemental cash flow information and non-cash activity related to leases include the following in the years ended May 31:

	2024	2023
Cash paid on operating lease liabilities	$40,827	$34,025
Right of use assets acquired under operating leases	$37,319	$38,641

Lease terms and assumed discount rates are as follows:

	May 31, 2024	May 31, 2023
Average lease term	1.6 years	1.6 years
Discount rate	10%	10%

Minimum lease payments under leases with terms greater than one year are as follows:

Year	Amount
Year ending May 31, 2025	$42,052
Year ending May 31, 2026	24,954
Total	67,006
Less imputed interest	(4,792)
Lease liability	$62,214

The Company also leases office space on a monthly basis. Total lease costs were $47,493 and $50,976 in the years ended May 31, 2024 and 2023, respectively